Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill
US$
At January 1, 2022	4,343,954
Impairment during the year ended December 31, 2022	(4,382,926)
Exchange realignment	38,972

Cost and carrying amount at December 31, 2022 and 2023	-